Employee Benefit Plan (Details) - Employee Savings Plan - USD ($) $ in Millions	12 Months Ended
	May 31, 2023	May 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Qualified non-elective contribution, employer contribution, as a percent	3.00%
Qualified non-elective contribution expense	$ 0.1	$ 0.1